Summary of Significant Accounting Policies - Summary of Intangible Assets (Detail) - Centuri Construction Group Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 46,067	$ 41,890
Accumulated Amortization	(8,398)	(5,117)
Net Carrying Amount	37,669	36,773
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34,033	31,226
Accumulated Amortization	(3,906)	(2,070)
Net Carrying Amount	30,127	29,156
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,349	8,621
Accumulated Amortization	(2,565)	(1,331)
Net Carrying Amount	6,784	7,290
Customer Contracts Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,656	1,606
Accumulated Amortization	(1,656)	(1,606)
Net Carrying Amount	0	0
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,029	437
Accumulated Amortization	(271)	(110)
Net Carrying Amount	$ 758	$ 327